Summary of Significant Accounting Policies (Policies) (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Cash	Cash Cash includes cash on hand and balances with banks.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Areas involving significant estimates and assumptions include: inventory valuation reserves; allowance for doubtful accounts; costs to complete estimates on uncompleted contracts; deferred income tax assets and related valuation allowances; estimated useful lives of property and equipment and accruals. Actual results could differ from those estimates. These estimates are reviewed periodically, and, as adjustments become necessary, they are reported in earnings in the period in which they become known.

Inventory

Inventory

Inventory, which comprises of electrical lighting materials and supplies, is valued at the lower of cost and market value, with cost being determined on a first-in, first-out basis. The cost of inventory includes purchase price, freight, custom duties and other delivery expenses. Market for materials and supplies is net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less any applicable variable selling costs.

The Company evaluates the carrying value of inventory on a regular basis, taking into account such factors as historical and anticipated future sales compared with quantities on hand and the price the Company expects to obtain for products in the market compared with historical cost.

Revenue Recognition

Revenue Recognition

Revenues from lighting projects are recognized on the percentage-of-completion method in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 605-35, “Revenue Recognition-Construction-Type and Production-Type Contracts”. Percentage-of-completion is measured principally by the percentage of costs incurred to date for each contract to the estimated total costs for such contract at completion.

Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. In forecasting ultimate profitability on certain contracts, estimated recoveries are included for work performed under customer change orders to contracts, for which firm prices have not yet been negotiated but authorization to proceed with extra work is received from the customer. Due to uncertainties inherent in the estimation process, it is reasonably possible that completion costs, including those arising from contract penalty provisions and final contract settlements, will be revised in the near-term. Such revisions to costs and income are recognized in the period in which the revisions are determined.

Costs and estimated earnings in excess of billings arise in the balance sheets when revenues have been recognized but the amounts cannot be billed under the terms of the contracts. Such amounts are recoverable from customers upon various measures of performance, including achievement of certain milestones, completion of specified units, or completion of a contract.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

The Company has adopted the ASC 260-10 which provides for calculation of “basic” and “diluted” earnings per share. Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common stockholders by the weighted average common shares outstanding for the period. Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity.

Treasury Stock	Treasury Stock The Company records treasury stock at the cost to acquire such shares and includes treasury stock as a component of stockholders’ deficit.
Property and Equipment

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is recorded principally using straight line-method over estimated useful lives of 5 years for automobiles and trucks, 5 to 7 years for machinery and equipment, 5 to 7 years for furniture and fixtures, and 39 years for leasehold improvements.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC 360-10, the Company, on a regular basis, reviews the carrying amount of long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment. The Company determines if the carrying amount of a long-lived asset is impaired based on anticipated undiscounted cash flows, before interest, from the use of the asset. In the event of impairment, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the asset. Fair value is determined based on appraised value of the assets or the anticipated cash flows from the use of the asset or asset group, discounted at a rate commensurate with the risk involved.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at outstanding balances, net of an allowance for doubtful accounts. The allowance for doubtful accounts is established through provisions charged against income. Accounts deemed to be uncollectible are charged against the allowance and subsequent recoveries, if any, are credited to the allowance. Management’s periodic evaluation of the adequacy of the allowance is based on past experience, aging of the receivables, adverse situations that may affect a customer’s ability to pay, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimates that may be susceptible to significant change. Unpaid balances remaining after the stated payment terms are considered past due.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company records its financial assets and liabilities at fair value. The accounting standard for fair value (i) defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date, (ii) establishes a framework for measuring fair value, (iii) establishes a hierarchy of fair value measurements based upon the ability to observe inputs used to value assets and liabilities, (iv) requires consideration of nonperformance risk, and (v) expands disclosures about the methods used to measure fair value. The accounting standard establishes a three-level hierarchy of measurements based upon the reliability of observable and unobservable inputs used to arrive at fair value. Observable inputs are independent market data, while unobservable inputs reflect the Company’s assumptions about valuation. The three levels of the hierarchy are defined as follows:

●	Level 1: Observable inputs such as quoted prices in active markets for identical assets and liabilities;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

●	Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, accounts receivable, note receivable from stockholders, accounts payable, accrued expenses and other liabilities, note payable to bank, notes payable to third party and note payable to stockholder.

The Company’s only financial instrument carried at fair value on the balance sheet is cash, which is classified as Level 1 assets in the fair value hierarchy.

Leases

Leases

The Company leases property and equipment in the ordinary course of business. These leases have varying terms and may or may not include purchase or buyout options and guaranteed residuals. The terms of these leases are considered when determining whether a lease is classified as operating or capital. The expense associated with leases that have escalating payment terms is recognized on a straight-line basis over the life of the lease.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company is USD. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All exchange gains or losses arising from translation of these foreign currency transactions are included in net income (loss) for the period.

Income Taxes

Income Taxes

The Company accounts for under ASC 740 Accounting for Income Taxes. The Company provides for federal and state income taxes payable, as well as for those deferred because of the timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in tax rates is recognized as income or expense in the period of the change. A valuation allowance is established, when necessary, to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Recently Issued Accounting Pronouncements

Recently issued accounting pronouncements

In July 2013, the FASB issued ASU 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry-forward, a Similar Tax Loss, or a Tax Credit Carry-forward Exists,” which defines the presentation requirements of an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements. The new guidance will be effective for the Company beginning October 1, 2014. The Company is currently evaluating the impact of adopting this guidance.

In April 2014, the FASB issued ASU 2014-08, “Presentation of Financial Statements and Property, Plant, and Equipment- Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity,’’ which revises what qualifies as a discontinued operation, changes the criteria for determining which disposals can be presented as discontinued operations and modifies related disclosure requirements. This ASU will be effective for the Company for applicable transactions occurring after October 1, 2015. The Company will prospectively apply the guidance to applicable transactions.

In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” which the intent is to define the Company’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. This ASU will be effective for the Company October 1, 2017. The Company will prospectively apply the guidance to applicable transactions.